Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [table]
Financial assets	€ 916,942
Increase in loan loss provisions	516	€ 2,675	€ 1,120
Financial assets	951,934	916,942
Loans [member] | Gross Carrying Amount [Member]
Disclosure of financial assets [table]
Financial assets	916,942	869,284
New financial assets originated or purchased	208,501	161,333
Financial assets that have been derecognised	(139,652)	(123,919)
Net drawdowns and repayments	(33,002)	(11,444)
Write-offs	(854)	(1,200)
Financial assets	951,934	916,942	869,284
Loans [member] | Gross Carrying Amount [Member] | Stage 1 [member]
Disclosure of financial assets [table]
Financial assets	844,231	819,810
New financial assets originated or purchased	208,501	161,333
Financial assets that have been derecognised	(125,819)	(116,035)
Net drawdowns and repayments	(29,781)	(12,669)
Changes in models/risk parameters	(1,300)
Financial assets	890,386	844,231	819,810
Loans [member] | Gross Carrying Amount [Member] | Stage 1 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	15,157	9,139
Loans [member] | Gross Carrying Amount [Member] | Stage 1 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(2,166)	(3,592)
Loans [member] | Gross Carrying Amount [Member] | Stage 1 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(19,737)	(39,093)
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member]
Disclosure of financial assets [table]
Financial assets	59,313	38,519
Financial assets that have been derecognised	(11,935)	(6,987)
Net drawdowns and repayments	(2,527)	1,043
Changes in models/risk parameters	(9,800)
Financial assets	49,476	59,313	38,519
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member] | Forbearance [Member]
Disclosure of financial assets [table]
Changes in models/risk parameters		1,600
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member] | Significant Lifetime PD Trigger [Member]
Disclosure of financial assets [table]
Changes in models/risk parameters	(7,900)
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member] | Watch list [member]
Disclosure of financial assets [table]
Changes in models/risk parameters	(6,600)
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member] | Other Triggers [Member]
Disclosure of financial assets [table]
Changes in models/risk parameters	2,400
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(14,322)	(8,899)
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(1,589)	(1,879)
Loans [member] | Gross Carrying Amount [Member] | Stage 2 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	20,537	39,601
Loans [member] | Gross Carrying Amount [Member] | Stage 3 [member]
Disclosure of financial assets [table]
Financial assets	13,398	10,955
Financial assets that have been derecognised	(1,898)	(897)
Net drawdowns and repayments	(694)	181
Write-offs	(854)	(1,200)
Financial assets	12,072	13,398	10,955
Loans [member] | Gross Carrying Amount [Member] | Stage 3 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(835)	(240)
Loans [member] | Gross Carrying Amount [Member] | Stage 3 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	3,755	5,471
Loans [member] | Gross Carrying Amount [Member] | Stage 3 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(800)	(509)
Loans [member] | Accumulated Impairment [Member]
Disclosure of financial assets [table]
Financial assets	5,854	4,646
Net remeasurement of loan loss provision	46	1,259
New financial assets originated or purchased	149	178
Financial assets that have been derecognised	(414)	(428)
Changes in models/risk parameters	184	7
Increase in loan loss provisions	462	2,666
Write-offs	(854)	(1,200)
Recoveries of amounts previously written off	45	39
Foreign exchange and other movements	(138)	(297)
Financial assets	5,368	5,854	4,646
Loans [member] | Accumulated Impairment [Member] | 12-month expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(313)	(194)
Loans [member] | Accumulated Impairment [Member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	712	1,325
Loans [member] | Accumulated Impairment [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	100	518
Loans [member] | Accumulated Impairment [Member] | Stage 1 [member]
Disclosure of financial assets [table]
Financial assets	581	490
Net remeasurement of loan loss provision	(130)	109
New financial assets originated or purchased	149	178
Financial assets that have been derecognised	(73)	(85)
Changes in models/risk parameters	12
Increase in loan loss provisions	(67)	119
Foreign exchange and other movements	(13)	(28)
Financial assets	501	581	490
Loans [member] | Accumulated Impairment [Member] | Stage 1 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	20	24
Loans [member] | Accumulated Impairment [Member] | Stage 1 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(13)	(30)
Loans [member] | Accumulated Impairment [Member] | Stage 1 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(32)	(76)
Loans [member] | Accumulated Impairment [Member] | Stage 2 [member]
Disclosure of financial assets [table]
Financial assets	1,476	881
Net remeasurement of loan loss provision	(228)	450
Financial assets that have been derecognised	(104)	(107)
Changes in models/risk parameters	41	7
Increase in loan loss provisions	(460)	638
Foreign exchange and other movements	1	(42)
Financial assets	1,016	1,476	881
Loans [member] | Accumulated Impairment [Member] | Stage 2 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(279)	(200)
Loans [member] | Accumulated Impairment [Member] | Stage 2 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(96)	(163)
Loans [member] | Accumulated Impairment [Member] | Stage 2 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	206	651
Loans [member] | Accumulated Impairment [Member] | Stage 3 [member]
Disclosure of financial assets [table]
Financial assets	3,797	3,275
Net remeasurement of loan loss provision	404	700
Financial assets that have been derecognised	(237)	(236)
Changes in models/risk parameters	130
Increase in loan loss provisions	989	1,908
Write-offs	(854)	(1,200)
Recoveries of amounts previously written off	45	39
Foreign exchange and other movements	(125)	(226)
Financial assets	3,851	3,797	€ 3,275
Loans [member] | Accumulated Impairment [Member] | Stage 3 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	(54)	(18)
Loans [member] | Accumulated Impairment [Member] | Stage 3 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	820	1,518
Loans [member] | Accumulated Impairment [Member] | Stage 3 [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [table]
Transfers and reclassifications	€ (75)	€ (57)